Capital Raise (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Aug. 09, 2017	Jun. 30, 2017
Capital Raise (Textual)
Warrants exercise		$ 5,711,850
Exercise price of warrants	$ 16.50	$ 15.00
Warrants to purchase aggregate shares of common stock	36,524
Underwritten public offering, description		(i) 61,649 Class A Units (the "Class A Units"), with each Class A Unit consisting of one share of Common Stock and one warrant to purchase one share of Common Stock at an exercise price of $39.375 (the "Exercise Price") and (ii) 4,060 Class B Units (the "Class B Units"), with each Class B Unit consisting of one share of Series 2 Preferred and one warrant to purchase the number of shares of Common Stock equal to the number of shares of Common Stock underlying the Series 2 Preferred at the Exercise Price.
Minimum [Member]
Capital Raise (Textual)
Exercise price of warrants	$ 9.00
Maximum [Member]
Capital Raise (Textual)
Exercise price of warrants	$ 39.75